UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
 (Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2017

Date of reporting period:  September 30, 2017

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2017 (Unaudited)

Shares		Value
	COMMON STOCKS - 77.9%
	Aerospace & Defense - 0.7%
5,697	Textron Inc.	$306,954

	Air Freight & Logistics - 0.7%
4,029	C.H. Robinson Worldwide, Inc.	306,607

	Airlines - 0.6%
13,332	JetBlue Airways Corp. (a)	247,042

	Automobiles - 0.6%
7,896	Volkswagen AG - ADR (b)	266,924

	Banks - 14.0%
68,995	Bank of America Corp.	1,748,333
19,637	Citizens Financial Group, Inc.	743,653
12,569	JPMorgan Chase & Co.	1,200,465
9,345	SunTrust Banks, Inc.	558,551
33,216	Wells Fargo & Co.	1,831,863
		6,082,865
	Beverages - 0.8%
2,816	Anheuser-Busch InBev SA/NV - ADR (b)	335,949

	Biotechnology - 1.4%
3,402	BioMarin Pharmaceutical Inc. (a)	316,624
1,200	Celgene Corp. (a)	174,984
885	Vertex Pharmaceuticals, Inc. (a)	134,555
		626,163
	Capital Markets - 0.6%
5,733	Morgan Stanley	276,159

	Chemicals - 1.9%
11,600	DowDuPont Inc. (a)	803,068

	Communications Equipment - 2.3%
29,202	Cisco Systems, Inc.	982,063

	Consumer Finance - 1.5%
7,680	Capital One Financial Corp.	650,189

	Containers & Packaging - 0.8%
8,254	Ball Corp.	340,890

	Diversified Telecommunication Services - 3.5%
27,703	AT&T Inc.	1,085,127
23,258	CenturyLink Inc.	439,576
		1,524,703

	Electric Utilities - 1.0%
6,925	FirstEnergy Corp.	213,498
3,353	PG&E Corp.	228,306
		441,804
	Electrical Equipment - 1.6%
11,208	Emerson Electric Co.	704,311

	Energy Equipment & Services - 0.7%
6,280	Halliburton Co.	289,069

	Food & Staples Retailing - 0.5%
2,904	CVS Health Corp.	236,153

	Food Products - 0.8%
4,640	The Kraft Heinz Co.	359,832

	Health Care Equipment & Supplies - 2.1%
10,046	Abbott Laboratories	536,055
4,900	Medtronic, PLC - (b)	381,073
		917,128
	Health Care Providers & Services - 0.8%
2,124	Aetna, Inc.	337,737

	Household Products - 2.3%
10,936	The Procter & Gamble Co.	994,957

	Industrial Conglomerates - 3.0%
54,623	General Electric Co.	1,320,784

	Insurance - 6.0%
16,331	American International Group, Inc.	1,002,560
7,377	Brighthouse Financial, Inc. (a)	448,522
22,153	MetLife, Inc.	1,150,848
		2,601,930
	Internet & Direct Marketing Retail - 0.6%
1,836	Expedia, Inc.	264,274

	Internet Software & Services - 1.7%
741	Alphabet, Inc. - Class A (a)	721,527

	IT Services - 0.3%
1,330	Visa Inc. - Class A	139,969

	Machinery - 0.6%
1,767	WABCO Holdings Inc. (a)	261,516

	Media - 3.0%
6,532	DISH Network Corp. - Class A (a)	354,230
18,900	Liberty Global plc - Class C (a)(b)	618,030
11,070	Viacom, Inc. - Class B	308,189
		1,280,449

	Metals & Mining - 1.0%
7,496	Nucor Corp.	420,076

	Oil, Gas & Consumable Fuels - 7.8%
11,739	BP p.l.c - ADR (b)	451,130
10,222	ConocoPhillips	511,611
23,159	Exxon Mobil Corp.	1,898,575
81,378	Southwestern Energy Co. (a)	497,219
		3,358,535
	Pharmaceuticals - 8.1%
5,677	Allergan plc - (b)	1,163,501
8,079	Bristol-Myers Squibb Co.	514,956
4,633	Johnson & Johnson	602,336
2,776	Merck & Co., Inc.	177,747
29,334	Pfizer, Inc.	1,047,224
		3,505,764
	Road & Rail - 1.1%
4,350	Kansas City Southern	472,758

	Semiconductors & Semiconductor Equipment - 0.9%
10,030	Marvell Technology Group Ltd. - (b)	179,537
2,241	Texas Instruments Inc.	200,883
		380,420
	Software - 1.9%
13,545	Oracle Corp.	654,901
5,208	Symantec Corp.	170,874
		825,775
	Specialty Retail - 1.4%
4,523	Lowe's Cos, Inc.	361,569
3,541	The TJX Companies, Inc.	261,078
		622,647
	Textiles, Apparel & Luxury Goods - 0.8%
8,454	Coach, Inc.	340,527

	Wireless Telecommunication Services - 0.5%
3,249	T-Mobile US, Inc. (a)	200,333

	TOTAL COMMON STOCKS (Cost $31,153,060)	33,747,851

	REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.1%
	Real Estate
31,604	DDR Corp.	289,493
2,065	Simon Property Group, Inc.	332,486
3,523	Vornado Realty Trust	270,848
	TOTAL REITS (Cost $1,006,130)	892,827

	EXCHANGE TRADED FUNDS - 7.7%
	Investment Companies - 7.7%
14,300	iShares Government/Credit Bond ETF	1,637,560
7,300	iShares iBoxx $ Investment Grade Corporate Bond ETF	884,979
7,000	iShares U.S. Credit Bond ETF	785,610
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,304,491)	3,308,149

Principal Amount		Value
	ASSET BACKED SECURITY - 0.0%
	Continental Airlines 2000-2 Class A-1 Pass Through Trust
$13,525	7.707%, 10/02/2022 (c)(d)	$14,624
	TOTAL ASSET BACKED SECURITY (Cost $13,533)	14,624

	CORPORATE BONDS - 3.9%
	Banks - 0.9%
	Bank of America Corp.
200,000	2.600%, 01/15/2019	201,680
	JPMorgan Chase & Co.
200,000	3.900%, 07/15/2025	210,780
		412,460
	Beverages - 0.5%
	Anheuser-Busch InBev SA/NV
200,000	3.650%, 02/01/2026	207,264
	Biotechnology - 0.5%
	AbbVie Inc.
200,000	2.500%, 05/14/2020	202,520
	Diversified Telecommunication Services - 0.9%
	AT&T Inc.
200,000	3.400%, 05/15/2025	197,608
	Verizon Communications Inc.
200,000	4.400%, 11/01/2034	200,714
		398,322
	Food & Staples Retailing - 0.5%
	Wal-Mart Stores, Inc.
200,000	3.250%, 10/25/2020	208,367
	Media - 0.6%
	Comcast Cable Communications Holdings, Inc.
200,000	9.455%, 11/15/2022	266,039
	Transportation - 0.0%
	The Burlington Northern and Santa Fe Railway Co. 2002-1 Pass Through Trust
2,527	5.943%, 01/15/2022	2,646
	TOTAL CORPORATE BONDS (Cost $1,716,367)	1,697,618

	US GOVERNMENT NOTES/BONDS - 5.5%
	United States Treasury Note/Bond
300,000	3.875%, 08/15/2040	356,824
200,000	2.500%, 02/15/2045	186,582
300,000	4.000%, 08/15/2018	306,850
300,000	1.750%, 09/30/2022	297,287
300,000	3.625%, 02/15/2021	319,084
300,000	1.375%, 02/28/2019	299,842
400,000	2.000%, 09/30/2020	404,312
200,000	2.125%, 05/15/2025	198,742
	TOTAL US GOVERNMENT NOTES/BONDS (Cost $2,425,957)	2,369,523

	US TREASURY BILL - 0.6%
	United States Treasury Bill
166,000	1.018%, 01/04/2018	165,554
7,000	1.008%, 01/11/2018	6,980
11,000	1.038%, 02/01/2018	10,961
74,000	1.067%, 02/08/2018	73,715
11,000	1.105%, 03/01/2018	10,949
	TOTAL US TREASURY BILL (Cost $268,159)	268,159

	Total Investments (Cost $39,887,697) - 97.7%	42,298,751
	Other Assets in Excess of Liabilities - 2.3%	1,012,615
	TOTAL NET ASSETS - 100.0%	$43,311,366

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign Issued Security. The total value of the foreign issued securities is $3,396,144 (7.8% of net assets) at September 30, 2017.
(c)	Restricted Security. The total value of restricted securities is $14,624 (0.0% of net assets) at September 30, 2017.
(d)	Illiquid Security. The total value of illiquid securities is $14,624 (0.0% of net assets) at September 30, 2017.

The cost basis of investments for federal income tax purposes at September 30, 2017 was as follows*:

Cost of investments	$39,887,697
Gross unrealized appreciation	3,719,780
Gross unrealized depreciation	(1,308,725)
Net unrealized appreciation	2,411,054

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Summary of Fair Value Exposure at September 30, 2017 (Unaudited)

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed REITs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and restricted securities.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's portfolio as of September 30, 2017:

	Level 1	Level 2	Level 3	Total
Asset Backed Security	$-	14,624	-	14,624
Common Stocks	33,747,851	-	-	33,747,851
Corporate Bonds	-	1,697,618	-	1,697,618
Exchange Traded Funds	3,308,149	-	-	3,308,149
REITS	892,827	-	-	892,827
US Government Notes/Bonds	-	2,369,523	-	2,369,523
Short-Term Investments	-	268,159	-	268,159
Total**	37,948,827	4,349,924	-	42,298,751

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no transfers between Level 1, Level 2 and Level 3 the period ended September 30, 2017 for the Fund, as compared to their classification from the prior annual report. Transfers between levels are recognized as of the end of the period in which the transfer occurs.

The Fund does not maintain any positions in derivative instruments, and did not engage in derivative activities during the period ended September 30, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By  /s/ Amoy Van Lowe
 Amoy Van Lowe, President & Treasurer

Date  November 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Amoy Van Lowe
 Amoy Van Lowe, President & Treasurer

Date  November 3, 2017